Receivables and Other Assets - Components of Receivables and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Receivables	$ 278,765	$ 269,030
Other assets	62,325	62,214
Total	$ 341,090	$ 331,244